CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 36,262	$ 78,177
Time deposit	154	5
Restricted deposits	65,255	51,590
Marketable securities	13,519	38,384
Trading securities	68	70
Accounts receivable, net of allowance for doubtful accounts of $558 and nil as of December 31, 2014 and 2015 respectively	4,826	2,832
Amount due from a related party	$ 1,226	1,650
Notes receivable		161
Amount due from an equity method investee	$ 17	41
Inventories, net of inventory written-down of $$7,718 and $6,218 as of December 31, 2014 and 2015, respectively	12,076	13,970
Prepaid expenses and other current assets	$ 6,448	4,511
Income tax recoverable		186
Deferred tax assets	$ 938	1,179
Total current assets	140,789	192,756
Investments in equity method investees	26,962	27,352
Other investments	15,474	$ 15,627
Restricted deposits	27,221
Rental deposits	56	$ 54
Property, plant and equipment, net	27,984	30,327
Land use right	1,417	1,514
Acquired intangible assets, net	$ 9,055	16,459
Deposit paid for acquisition of intangible assets		538
Deferred tax assets	$ 193	53
TOTAL ASSETS	249,151	284,680
Current liabilities:
Accounts payable	4,243	5,790
Amount due to a related party	298	259
Accrued expenses and other current liabilities	5,040	8,349
Short-term bank loans	81,000	45,000
Other liabilities	1,771	1,929
Income tax payable	49	49
Deferred tax liabilities	155	160
Total current liabilities	92,556	61,536
Payable for acquisition of intangible assets	197	155
Deferred tax liabilities	715	919
Total liabilities	$ 93,468	$ 62,610
Commitments and contingencies (note 19)
Shareholders' equity:
Ordinary shares of par value $0.000001: 2,000,000,000 shares authorized 265,824,928 (2014: 353,016,455) shares issued and outstanding	$ 1	$ 1
Additional paid-in capital	63,426	63,046
Treasury Stock	(103,736)	(70,479)
Accumulated other comprehensive income	31,863	36,937
Retained earnings	164,163	192,598
Total Actions Semiconductor Co., Ltd. shareholders' equity	155,717	222,103
Non-controlling interest	(34)	(33)
Total equity	155,683	222,070
TOTAL LIABILITIES AND EQUITY	$ 249,151	$ 284,680